Other Borrowings	12 Months Ended
Dec. 31, 2013
Other Borrowings [Abstract]
OTHER BORROWINGS

NOTE 11 - OTHER BORROWINGS

There were no outstanding borrowings with the Federal Reserve Bank (the “FRB”) at December 31, 2013 or at December 31, 2012.

Assets pledged as collateral with the FRB were as follows:

	2013	2012
Commercial loans	$19,591	$9,352
Commercial real estate loans	28,721	16,700
	$48,312	$26,052

Based on the collateral pledged, CFBank was eligible to borrow up to $25,110 from the FRB at year-end 2013.

CFBank had a $1.0 million line of credit with a commercial bank at both December 31, 2013 and December 31, 2012.    There were no outstanding borrowings on this line of credit at December 31, 2013 or December 31, 2012.  If CFBank were to borrow on this line of credit, interest would accrue daily at a variable rate based rate on the commercial bank’s cost of funds and current market returns.

During the course of 2013, CFBank entered into certain loan participations that, according to the structure of the transactions, did not qualify for sales accounting treatment and are therefore accounted for as secured borrowings.  At December 31, 2013, there were five loan participation agreements classified as secured borrowings totaling approximately $6,500.   The maturities of the secured borrowings range from March 2016 through January 2024, with a weighted average rate of approximately 4.10%. These loans provided the Bank with the ability to repurchase the loan at their discretion. There were no secured borrowing transactions as of December 31, 2012.  The bank retains an ownership interest in these loans and provides customary servicing to the third-parties which are typically other community banks.